Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 6:- PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:

Computer and peripheral equipment	$3,748	$3,182
Office furniture and equipment	1,818	1,757
Machinery and equipment	13,823	12,230
Leasehold improvements	8,337	8,505
Building and land	6,524	3,343

	34,250	29,017

Accumulated depreciation	(16,761)	(14,023)

Property, plant and equipment, net	$17,489	$14,994

Depreciation expenses for the years ended December 31, 2019, 2018 and 2017 were $3,611, $3,900 and $3,505 respectively.

During the years ended December 31, 2019, 2018 and 2017, the Company recorded a reduction of $868, $861 and $298, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer used.